Annual Fund Operating Expenses - FT Cboe Vest US Equity Deep Buffer ETF - June - FT Cboe Vest US Equity Deep Buffer ETF - June	Jun. 21, 2021
Operating Expenses:
Management Fees	0.85%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.85%